Statement of cash flows - Summary of significant non-cash activities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant non-cash activities [Abstract]
Transfers from construction-in-progress to property and equipment	₩ 26,185	₩ 82,179	₩ 33,983
Transfers between property and equipment and investment property	77,752	16,678	9,554
Transfers between assets held for sale and property and equipment	1,039	2,442	101,757
Transfers between investment property and assets held for sale	5,551	6,057	83,664
Accounts payable for purchase of intangible assets, etc.	(132,270)	374,685	117,743
Transaction for right-of-use assets	₩ 578,651	₩ 299,672	₩ 293,590